Financial Assets at FVTPL (Tables)	6 Months Ended
Oct. 31, 2023
Financial Assets at FVTPL [Abstract]
Schedule of Financial Assets at FVTPL
	As of April 30,			As of October 31,
	2021	2022	2023	2023
	US$	US$	US$	US$
Unlisted equity securities (note (i))	27,413	11,091	489	488
Movie income right investments (note (ii))	10,445	8,039	13,924	5,523
	37,858	19,130	14,413	6,011
Presented as:
Current	—	—	9,243	5,723
Non-current	37,858	19,130	5,170	288
	37,858	19,130	14,413	6,011
(i)	The Company classified certain equity securities as non-current when Company considered that these equity securities are held for long-term purposes and would realize their performance potential in the long run.

During the year ended April 30, 2022, the Group disposed a financial asset measured at FVTPL to an independent third party with a gain of US$16,752 at consideration of US$32,520 which is recorded as consideration receivable on disposal of financial assets at FVTPL included in account and other receivables as of April 30, 2022 (note 21). The consideration receivable, in the form of a loan note from an independent third party, is unsecured, carries a fixed interest rate of 1.2% per month and repayable within one year. The related interest receivable of US$677 at April 30, 2022 was included in other receivables (note 21). The consideration receivable and related interest receivable were fully settled in October 2022.

During the year ended April 30, 2023, the Group disposed financial assets measured at FVTPL to independent third parties at the consideration of US$25,650 and resulting in a gain on disposal of US$15,036.

During the six months ended October 31, 2023, the Group disposed financial assets measured at FVTPL to an independent third party at a consideration of US$25,550 and resulting in a gain on disposal of US$16,281.

(ii)	The Group entered into movie income right agreements with certain production houses. In accordance to the relevant agreements, the Group is entitled to certain percentage of the profit to be derived from the release of the films upon entering into the agreement. The Group may be required to further contribute to the film program due to the budget overruns. Any agreed further contribution to the film program due to the budget overruns of the film program by the Group will be added to the carrying amounts of financial assets.